Included in Profit Before Royalties and Taxation	12 Months Ended
Dec. 31, 2025
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Included in profit before royalties and taxation	Included in profit before royalties and taxation are the following:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Social contributions[1]	(25.9)	(21.0)	(19.4)
Rehabilitation (expense)/income[1]	(43.6)	1.2	(4.0)
Offshore structure costs[1]	(17.3)	(18.0)	(18.6)
Restructuring costs[2]	(10.3)	(6.6)	(7.8)
Audit fee	(4.6)	(4.2)	(3.5)
Non-audit services fee	(0.6)	(0.4)	(0.4)
Gruyere rainfall event[1]	6.0	(12.0)	—
[1]Included under “Other costs, net” in the consolidated income statement.
[2]The restructuring costs in 2025 comprise mainly separation packages at Tarkwa amounting to US$8.7 million (2024: US$3.6 million and 2023: US$1.6 million), Damang of
US$1.6 million (2024: US$0.4 million and US$5.5 million) and Australia of US$nil million (2024: US$1.8 million and 2023: US$0.7 million).